SHARE-BASED COMPENSATION - Share Option Award Plan (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares) | shares	5,100,000	4,700,000
Granted (in shares) | shares	800,000	1,100,000
Exercised (in shares) | shares	(400,000)	(200,000)
Forfeited (in shares) | shares	(800,000)	(100,000)
Expired (in shares) | shares	0	(400,000)
Outstanding, end of the year (in shares) | shares	4,690,079	5,100,000
Exercisable, end of the year (in shares) | shares	2,800,000	2,600,000
Outstanding, beginning of the year (C$ per share)	$ 4.82	$ 4.91
Granted (C$ per share)	4.02	3.94
Exercised (C$ per share)	3.12	3.12
Forfeited (C$ per share)	4.74	4.84
Expired (C$ per share)	0	4.38
Outstanding, end of the year (C$ per share)	4.86	4.82
Exercisable, end of the year (C$ per share)	$ 5.18	$ 4.88
Closing foreign exchange rate (C$ per share)	0.7390